SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments

	Year ended December 31, 2017
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	9,700,260	271,477	(271,441)	9,700,296
Cost of sales	(7,465,751)	(212,860)	275,586	(7,403,025)

Gross profit	2,234,509	58,617	4,145	2,297,271

Selling, general and administrative expenses	(811,487)	(12,760)	—	(824,247)
Other operating income, net	(17,011)	771	—	(16,240)

Operating income - IFRS	1,406,011	46,628	4,145	1,456,784

Management view
Net sales	9,700,260	287,152	(287,116)	9,700,296
Operating income	1,065,605	66,694	(1,291)	1,131,008
Reconciliation items:
Differences in Cost of sales				325,776

Operating income - IFRS				1,456,784

Financial income (expense), net				(165,090)
Equity in (losses) earnings of non-consolidated companies				68,115

Income before income tax expense - IFRS				1,359,809

Depreciation and amortization - IFRS	(424,529)	(49,770)	—	(474,299)

	Year ended December 31, 2016
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	7,221,751	204,894	(202,670)	7,223,975
Cost of sales	(5,391,038)	(192,038)	198,686	(5,384,390)

Gross profit	1,830,713	12,856	(3,984)	1,839,585

Selling, general and administrative expenses	(677,007)	(10,935)	—	(687,942)
Other operating income, net	(9,543)	(382)	—	(9,925)

Operating income - IFRS	1,144,163	1,539	(3,984)	1,141,718

Management view
Net sales	7,221,751	208,230	(206,006)	7,223,975
Operating income	936,164	3,871	269	940,303
Reconciliation items:
Differences in Cost of sales				201,415

Operating income - IFRS				1,141,718

Financial income (expense), net				(37,885)
Equity in (losses) earnings of non-consolidated companies				14,624

Income before income tax expense - IFRS				1,118,457

Depreciation and amortization - IFRS	(361,685)	(45,205)	—	(406,890)

	Year ended December 31, 2015
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	7,875,161	203,105	(200,817)	7,877,449
Cost of sales	(6,456,584)	(214,651)	193,963	(6,477,272)

Gross profit	1,418,577	(11,546)	(6,854)	1,400,177

Selling, general and administrative expenses	(757,078)	(13,214)	—	(770,292)
Other operating income, net	9,151	303	—	9,454

Operating income - IFRS	670,650	(24,457)	(6,854)	639,339

Management view
Net sales	7,875,161	216,095	(213,807)	7,877,449
Operating income	1,012,282	(3,490)	(640)	1,008,152
Reconciliation items:
Differences in Cost of sales				(368,813)

Operating income - IFRS				639,339

Financial income (expense), net				(99,430)
Equity in (losses) earnings of non-consolidated companies				(272,810)

Income before income tax expense - IFRS				267,099

Depreciation and amortization - IFRS	(384,380)	(49,408)	—	(433,788)

Disclosure of geographical areas

	Year ended December 31, 2017
	Mexico	Southern region	Other markets (2)	Total

Net sales	5,629,267	2,316,444	1,754,585	9,700,296

Non-current assets (1)	4,042,914	643,411	1,756,007	6,442,332

	Year ended December 31, 2016
	Mexico	Southern region	Other markets	Total

Net sales	4,491,761	1,867,622	864,592	7,223,975

Non-current assets (1)	4,108,539	634,048	235,947	4,978,534

	Year ended December 31, 2015
	Mexico	Southern region	Other markets	Total

Net sales	4,395,273	2,572,723	909,453	7,877,449

Non-current assets (1)	4,166,148	682,705	246,919	5,095,772
(1) Includes Property, plant and equipment and Intangible assets

Disclosure of products and services

	Year ended December 31,
	2017	2016	2015

Semi-finished (1)	123,752	19,878	88,264
Slabs	715,513	—	—
Hot rolled (2)	3,366,697	2,763,403	3,049,433
Cold rolled	1,321,663	1,110,671	1,176,019
Coated (3)	3,391,328	2,900,009	3,004,700
Roll-formed and tubular (4)	472,253	413,991	509,034
Other products (5)	309,090	16,023	49,999

TOTAL SALES	9,700,296	7,223,975	7,877,449

(1)	Semi-finished includes billets and round bars.

(2)	Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.

(3)	Coated includes tin plate and galvanized products.

(4)	Roll-formed and tubular includes tubes, beams, insulated panels, roofing and cladding, roof tiles, steel decks and pre-engineered metal building systems.

(5)	Other products include mainly sales of energy and pig iron.